Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at May. 31, 2019		$ 24,942	$ 32,163,221	$ (27,632,517)	$ 4,555,646
Beginning balance, shares at May. 31, 2019		249,418,545
Write off of intangibles due to impairment				(4,530,000)	(4,530,000)
Write off of intangibles due to impairment, shares
Ending balance, value at Jun. 30, 2019		$ 24,942	32,163,221	(32,162,517)	25,646
Ending balance, shares at Jun. 30, 2019		249,418,545
Net loss				(17,913)	(17,913)
Ending balance, value at Jun. 30, 2020		$ 24,942	32,163,221	(32,180,430)	7,733
Ending balance, shares at Jun. 30, 2020		249,418,545
Net loss				(4,410)	(4,410)
Ending balance, value at Sep. 30, 2020		$ 24,942	32,163,221	(32,184,840)	3,323
Ending balance, shares at Sep. 30, 2020		249,418,545
Beginning balance, value at Jun. 30, 2020		$ 24,942	32,163,221	(32,180,430)	7,733
Beginning balance, shares at Jun. 30, 2020		249,418,545
Net loss					(7,670)
Ending balance, value at Dec. 31, 2020		$ 24,942	32,163,221	(32,188,100)	(63)
Ending balance, shares at Dec. 31, 2020
Beginning balance, value at Jun. 30, 2020		$ 24,942	32,163,221	(32,180,430)	7,733
Beginning balance, shares at Jun. 30, 2020		249,418,545
Issuance and cancellation of shares in connection with acquisition		$ (1,447)	(254,603)		(256,050)
Issuance and cancellation of shares in connection with acquisition, shares	1,000	(14,465,259)
Net loss				(507,768)	(507,768)
Ending balance, value at Jun. 30, 2021		$ 23,495	31,908,618	(32,688,198)	(756,085)
Ending balance, shares at Jun. 30, 2021	1,000	234,953,286
Beginning balance, value at Sep. 30, 2020		$ 24,942	32,163,221	(32,184,840)	3,323
Beginning balance, shares at Sep. 30, 2020		249,418,545
Net loss				(3,260)	(3,260)
Ending balance, value at Dec. 31, 2020		24,942	32,163,221	(32,188,100)	(63)
Ending balance, shares at Dec. 31, 2020
Beginning balance, value at Jun. 30, 2021		$ 23,495	31,908,618	(32,688,198)	(756,085)
Beginning balance, shares at Jun. 30, 2021	1,000	234,953,286
Net loss				(296,360)	(296,360)
Ending balance, value at Sep. 30, 2021		23,495	31,908,618	(32,984,558)	(1,052,445)
Ending balance, shares at Sep. 30, 2021	1,000
Beginning balance, value at Jun. 30, 2021		$ 23,495	31,908,618	(32,688,198)	(756,085)
Beginning balance, shares at Jun. 30, 2021	1,000	234,953,286
Net loss					(589,023)
Ending balance, value at Dec. 31, 2021		$ 23,495	31,908,618	(33,277,221)	(1,345,108)
Ending balance, shares at Dec. 31, 2021	1,000	234,953,286
Beginning balance, value at Sep. 30, 2021		$ 23,495	31,908,618	(32,984,558)	(1,052,445)
Beginning balance, shares at Sep. 30, 2021	1,000
Net loss				(292,663)	(292,663)
Ending balance, value at Dec. 31, 2021		$ 23,495	$ 31,908,618	$ (33,277,221)	$ (1,345,108)
Ending balance, shares at Dec. 31, 2021	1,000	234,953,286